Business segment information (Tables)	12 Months Ended
Dec. 31, 2018
Business segment information
Schedule of information by business segment

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2018	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	10,989	16,136	92,025	90,206	7	—	209,363
Intersegment sales	31,173	1,889	35,462	979	64	(69,567)	—
Excise taxes	—	—	(3,359)	(21,898)	—	—	(25,257)
Revenues from sales	42,162	18,025	124,128	69,287	71	(69,567)	184,106
Operating expenses	(18,304)	(17,434)	(120,393)	(66,737)	(796)	69,567	(154,097)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,288)	(731)	(1,222)	(709)	(42)	—	(13,992)
Operating income	12,570	(140)	2,513	1,841	(767)	—	16,017
Net income (loss) from equity affiliates and other items	2,686	318	782	307	77	—	4,170
Tax on net operating income	(6,068)	(173)	(445)	(532)	375	—	(6,843)
Net operating income	9,188	5	2,850	1,616	(315)	—	13,344
Net cost of net debt							(1,794)
Non-controlling interests							(104)
Net income - group share							11,446

For the year ended December 31, 2018	Exploration	Gas,	Refining	Marketing
(adjustments)(a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	56	—	—	—	—	56
Intersegment sales	—	-	—	—	—	—	—
Excise taxes	—	-	—	—	—	—	—
Revenues from sales	—	56	—	—	—	—	56
Operating expenses	(199)	(237)	(616)	(45)	(9)	—	(1,106)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,256)	(516)	(2)	-	-	—	(1,774)
Operating income (b)	(1,455)	(697)	(618)	(45)	(9)	—	(2,824)
Net income (loss) from equity affiliates and other items	(335)	(40)	(116)	(5)	-	—	(496)
Tax on net operating income	768	(14)	205	14	-	—	973
Net operating income (b)	(1,022)	(751)	(529)	(36)	(9)	—	(2,347)
Net cost of net debt							(67)
Non-controlling interests							301
Net income - group share							(2,113)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect
On operating income	—	—	(589)	(6)	—
On net operating income	—	—	(413)	(5)	—

For the year ended December 31, 2018	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	10,989	16,080	92,025	90,206	7	—	209,307
Intersegment sales	31,173	1,889	35,462	979	64	(69,567)	—
Excise taxes	—	—	(3,359)	(21,898)	—	—	(25,257)
Revenues from sales	42,162	17,969	124,128	69,287	71	(69,567)	184,050
Operating expenses	(18,105)	(17,197)	(119,777)	(66,692)	(787)	69,567	(152,991)
Depreciation, depletion and impairment of tangible assets and mineral interests	(10,032)	(215)	(1,220)	(709)	(42)	—	(12,218)
Adjusted operating income	14,025	557	3,131	1,886	(758)	—	18,841
Net income (loss) from equity affiliates and other items	3,021	358	898	312	77	—	4,666
Tax on net operating income	(6,836)	(159)	(650)	(546)	375	—	(7,816)
Adjusted net operating income	10,210	756	3,379	1,652	(306)	—	15,691
Net cost of net debt							(1,727)
Non-controlling interests							(405)
Adjusted net income - group share							13,559

For the year ended December 31, 2018	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total

Total expenditures	15,282	3,539	1,781	1,458	125	—	22,185
Total divestments	4,952	931	919	428	9	—	7,239
Cash flow from operating activities (*)	19,803	(670)	4,308	2,759	(1,497)	—	24,703
Balance sheet as of December 31, 2018
Property, plant and equipment, intangible assets, net	116,518	8,502	10,493	6,343	390	—	142,246
Investments & loans in equity affiliates	17,201	1,902	3,910	431	—	—	23,444
Other non-current assets	6,258	1,636	663	1,155	881	—	10,593
Working capital	1,652	679	32	194	(4,064)	—	(1,507)
Provisions and other non-current liabilities	(27,780)	(3,550)	(3,615)	(1,465)	125	—	(36,285)
Assets and liabilities classified as held for sale	1,036	92	151	—	—	—	1,279
Capital Employed (balance sheet)	114,885	9,261	11,634	6,658	(2,668)	—	139,770
Less inventory valuation effect	—	—	(1,035)	(216)	—	—	(1,251)
Capital Employed (Business segment information)	114,885	9,261	10,599	6,442	(2,668)	—	138,519
ROACE as a percentage	9%	11%	31%	25%			12%

(*) As of January 1st, 2018, for a better reflection of the operating performance of the segments, financial expenses were all transferred to the Corporate segment. 2017 and 2016 comparative information has been restated.

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	8,477	12,854	75,505	74,634	23	—	171,493
Intersegment sales	22,837	1,180	26,844	857	374	(52,092)	—
Excise taxes	—	—	(3,008)	(19,386)	—	—	(22,394)
Revenues from sales	31,314	14,034	99,341	56,105	397	(52,092)	149,099
Operating expenses	(14,672)	(13,828)	(94,097)	(53,629)	(1,107)	52,092	(125,241)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,850)	(482)	(1,074)	(657)	(40)	—	(16,103)
Operating income	2,792	(276)	4,170	1,819	(750)	—	7,755
Net income (loss) from equity affiliates and other items	1,546	31	2,979	497	54	—	5,107
Tax on net operating income	(2,233)	(140)	(944)	(561)	540	—	(3,338)
Net operating income	2,105	(385)	6,205	1,755	(156)	—	9,524
Net cost of net debt							(1,225)
Non-controlling interests							332
Net income - group share							8,631

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(adjustments)(a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(20)	—	—	—	—	(20)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(20)	—	—	—	—	(20)
Operating expenses	(119)	(389)	167	(11)	(64)	—	(416)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,308)	(291)	(53)	(10)	—	—	(4,662)
Operating income (b)	(4,427)	(700)	114	(21)	(64)	—	(5,098)
Net income (loss) from equity affiliates and other items	(328)	(116)	2,177	102	—	—	1,835
Tax on net operating income	875	(54)	124	(2)	(114)	—	829
Net operating income (b)	(3,880)	(870)	2,415	79	(178)	—	(2,434)
Net cost of net debt							(29)
Non-controlling interests							516
Net income - group share							(1,947)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect
On operating income	—	—	344	13	—
On net operating income	—	—	298	(3)	—

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	8,477	12,874	75,505	74,634	23	—	171,513
Intersegment sales	22,837	1,180	26,844	857	374	(52,092)	—
Excise taxes	—	—	(3,008)	(19,386)	—	—	(22,394)
Revenues from sales	31,314	14,054	99,341	56,105	397	(52,092)	149,119
Operating expenses	(14,553)	(13,439)	(94,264)	(53,618)	(1,043)	52,092	(124,825)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,542)	(191)	(1,021)	(647)	(40)	—	(11,441)
Adjusted operating income	7,219	424	4,056	1,840	(686)	—	12,853
Net income (loss) from equity affiliates and other items	1,874	147	802	395	54	—	3,272
Tax on net operating income	(3,108)	(86)	(1,068)	(559)	654	—	(4,167)
Adjusted net operating income	5,985	485	3,790	1,676	22	—	11,958
Net cost of net debt							(1,196)
Non-controlling interests							(184)
Adjusted net income - group share							10,578

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	12,802	797	1,734	1,457	106	—	16,896
Total divestments	1,918	73	2,820	413	40	—	5,264
Cash flow from operating activities (*)	12,821	1,055	7,411	2,221	(1,189)	—	22,319
Balance sheet as of December 31, 2017
Property, plant and equipment, intangible assets, net	103,639	2,873	10,820	6,253	399	—	123,984
Investments & loans in equity affiliates	16,820	835	4,010	438	—	—	22,103
Other non-current assets	6,975	1,709	677	1,060	496	—	10,917
Working capital	3,224	123	876	792	(3,650)	—	1,365
Provisions and other non-current liabilities	(24,212)	(848)	(3,839)	(1,544)	(106)	—	(30,549)
Assets and liabilities classified as held for sale	1,475	—	—	166	—	—	1,641
Capital Employed (balance sheet)	107,921	4,692	12,544	7,165	(2,861)	—	129,461
Less inventory valuation effect	—	—	(1,499)	(236)	1	—	(1,734)
Capital Employed (Business segment information)	107,921	4,692	11,045	6,929	(2,860)	—	127,727
ROACE as a percentage	6%	10%	33%	26%			9%

(*) As of January 1st, 2018, for a better reflection of the operating performance of the segments, financial expenses were all transferred to the Corporate segment. 2017 and 2016 comparative information has been restated.

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2016	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,629	10,124	65,632	66,351	7	—	149,743
Intersegment sales	17,759	1,009	21,467	744	307	(41,286)	—
Excise taxes	—	—	(3,544)	(18,274)	—	—	(21,818)
Revenues from sales	25,388	11,133	83,555	48,821	314	(41,286)	127,925
Operating expenses	(14,236)	(10,993)	(77,562)	(46,432)	(1,006)	41,286	(108,943)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,583)	(301)	(1,002)	(600)	(37)	—	(13,523)
Operating income	(431)	(161)	4,991	1,789	(729)	—	5,459
Net income (loss) from equity affiliates and other items	1,375	71	779	170	426	—	2,821
Tax on net operating income	401	(4)	(1,244)	(541)	164	—	(1,224)
Net operating income	1,345	(94)	4,526	1,418	(139)	—	7,056
Net cost of net debt							(850)
Non-controlling interests							(10)
Net income - group share							6,196

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(adjustments) (a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(231)	—	—	—	—	(231)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(231)	—	—	—	—	(231)
Operating expenses	(691)	(79)	625	(136)	—	—	(281)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,089)	(139)	—	(1)	—	—	(2,229)
Operating income (b)	(2,780)	(449)	625	(137)	—	—	(2,741)
Net income (loss) from equity affiliates and other items	(200)	(135)	(93)	(40)	(4)	—	(472)
Tax on net operating income	1,108	51	(201)	36	1	—	995
Net operating income (b)	(1,872)	(533)	331	(141)	(3)	—	(2,218)
Net cost of net debt							(23)
Non-controlling interests							150
Net income - group share							(2,091)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect

On operating income	—	—	695	(43)	—

On net operating income	—	—	500	(13)	—

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,629	10,355	65,632	66,351	7	—	149,974
Intersegment sales	17,759	1,009	21,467	744	307	(41,286)	—
Excise taxes	—	—	(3,544)	(18,274)	—	—	(21,818)
Revenues from sales	25,388	11,364	83,555	48,821	314	(41,286)	128,156
Operating expenses	(13,545)	(10,914)	(78,187)	(46,296)	(1,006)	41,286	(108,662)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,494)	(162)	(1,002)	(599)	(37)	—	(11,294)
Adjusted operating income	2,349	288	4,366	1,926	(729)	—	8,200
Net income (loss) from equity affiliates and other items	1,575	206	872	210	430	—	3,293
Tax on net operating income	(707)	(55)	(1,043)	(577)	163	—	(2,219)
Adjusted net operating income	3,217	439	4,195	1,559	(136)	—	9,274
Net cost of net debt							(827)
Non-controlling interests							(160)
Adjusted net income - group share							8,287

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	16,085	1,221	1,861	1,245	118	—	20,530
Total divestments	2,187	166	88	424	12	—	2,877
Cash flow from operating activities (*)	9,866	589	4,584	1,833	(351)	—	16,521
Balance sheet as of December 31, 2016
Property, plant and equipment, intangible assets, net	109,617	2,834	9,293	5,225	364	—	127,333
Investments & loans in equity affiliates	15,853	883	3,303	537	—	—	20,576
Other non-current assets	6,835	1,222	568	962	57	—	9,644
Working capital	1,451	869	2,641	701	(3,314)	—	2,348
Provisions and other non-current liabilities	(26,139)	(832)	(3,569)	(1,330)	218	—	(31,652)
Assets and liabilities classified as held for sale	—	—	446	—	—	—	446
Capital Employed (balance sheet)	107,617	4,976	12,682	6,095	(2,675)	—	128,695
Less inventory valuation effect	—	—	(1,064)	(211)	3	—	(1,272)
Capital Employed (Business segment information)	107,617	4,976	11,618	5,884	(2,672)	—	127,423
ROACE as a percentage	3%	9%	38%	27%			7%

(*) As of January 1st, 2018, for a better reflection of the operating performance of the segments, financial expenses were all transferred to the Corporate segment. 2017 and 2016 comparative information has been restated.

Reconciliation of information by business segment with Consolidated Financial Statements

			Consolidated
For the year ended December 31, 2018			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	209,307	56	209,363
Excise taxes	(25,257)	—	(25,257)
Revenues from sales	184,050	56	184,106

Purchases, net of inventory variation	(125,134)	(682)	(125,816)
Other operating expenses	(27,060)	(424)	(27,484)
Exploration costs	(797)	—	(797)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,218)	(1,774)	(13,992)
Other income	1,518	320	1,838
Other expense	(448)	(825)	(1,273)

Financial interest on debt	(1,866)	(67)	(1,933)
Financial income and expense from cash & cash equivalents	(188)	—	(188)
Cost of net debt	(2,054)	(67)	(2,121)

Other financial income	1,120	—	1,120
Other financial expense	(685)	—	(685)

Net income (loss) from equity affiliates	3,161	9	3,170

Income taxes	(7,489)	973	(6,516)
Consolidated net income	13,964	(2,414)	11,550
Group share	13,559	(2,113)	11,446
Non-controlling interests	405	(301)	104

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2017			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	171,513	(20)	171,493
Excise taxes	(22,394)	—	(22,394)
Revenues from sales	149,119	(20)	149,099

Purchases, net of inventory variation	(99,534)	123	(99,411)
Other operating expenses	(24,427)	(539)	(24,966)
Exploration costs	(864)	—	(864)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,441)	(4,662)	(16,103)
Other income	772	3,039	3,811
Other expense	(389)	(645)	(1,034)

Financial interest on debt	(1,367)	(29)	(1,396)
Financial income and expense from cash & cash equivalents	(138)	—	(138)
Cost of net debt	(1,505)	(29)	(1,534)

Other financial income	957	—	957
Other financial expense	(642)	—	(642)

Net income (loss) from equity affiliates	2,574	(559)	2,015

Income taxes	(3,858)	829	(3,029)
Consolidated net income	10,762	(2,463)	8,299
Group share	10,578	(1,947)	8,631
Non-controlling interests	184	(516)	(332)

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2016			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	149,974	(231)	149,743
Excise taxes	(21,818)	—	(21,818)
Revenues from sales	128,156	(231)	127,925

Purchases, net of inventory variation	(83,916)	539	(83,377)
Other operating expenses	(23,832)	(470)	(24,302)
Exploration costs	(914)	(350)	(1,264)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,294)	(2,229)	(13,523)
Other income	964	335	1,299
Other expense	(537)	(490)	(1,027)

Financial interest on debt	(1,085)	(23)	(1,108)
Financial income and expense from cash & cash equivalents	4	—	4
Cost of net debt	(1,081)	(23)	(1,104)

Other financial income	971	—	971
Other financial expense	(636)	—	(636)

Net income (loss) from equity affiliates	2,531	(317)	2,214

Income taxes	(1,965)	995	(970)
Consolidated net income	8,447	(2,241)	6,206
Group share	8,287	(2,091)	6,196
Non-controlling interests	160	(150)	10

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

Schedule of additional information on adjustment items

Adjustments to operating income

	Exploration	Gas,
For the year ended December 31, 2018	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(589)	(6)	—	(595)
Effect of changes in fair value	—	48	—	—	—	48
Restructuring charges	(67)	—	(3)	—	—	(70)
Asset impairment charges	(1,256)	(516)	(2)	—	—	(1,774)
Other items	(132)	(229)	(24)	(39)	(9)	(433)
Total	(1,455)	(697)	(618)	(45)	(9)	(2,824)

Adjustments to net income, Group share

	Exploration	Gas,
For the year ended December 31, 2018	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(414)	(6)	—	(420)
Effect of changes in fair value	—	38	—	—	—	38
Restructuring charges	(94)	(10)	(34)	—	—	(138)
Asset impairment charges	(1,259)	(288)	(48)	—	—	(1,595)
Gains (losses) on disposals of assets	(14)	(2)	—	—	—	(16)
Other items	288	(148)	(34)	(47)	(41)	18
Total	(1,079)	(410)	(530)	(53)	(41)	(2,113)

Adjustments to operating income

	Exploration	Gas,
For the year ended December 31, 2017	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	344	13	—	357
Effect of changes in fair value	—	(20)	—	—	—	(20)
Restructuring charges	(42)	—	(4)	(3)	—	(49)
Asset impairment charges	(4,308)	(291)	(53)	(10)	—	(4,662)
Other items	(77)	(389)	(173)	(21)	(64)	(724)
Total	(4,427)	(700)	114	(21)	(64)	(5,098)

Adjustments to net income, Group share

	Exploration	Gas,
For the year ended December 31, 2017	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	295	(13)	—	282
Effect of changes in fair value	—	(16)	—	—	—	(16)
Restructuring charges	(11)	(11)	(42)	(2)	—	(66)
Asset impairment charges	(3,583)	(238)	(53)	(10)	—	(3,884)
Gains (losses) on disposals of assets	188	—	2,139	125	—	2,452
Other items	(287)	(293)	73	(30)	(178)	(715)
Total	(3,693)	(558)	2,412	70	(178)	(1,947)

Adjustments to operating income

	Exploration	Gas,
For the year ended December 31, 2016	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	695	(43)	—	652
Effect of changes in fair value	—	(4)	—	—	—	(4)
Restructuring charges	(19)	(18)	—	—	—	(37)
Asset impairment charges	(2,089)	(139)	—	(1)	—	(2,229)
Other items	(672)	(288)	(70)	(93)	—	(1,123)
Total	(2,780)	(449)	625	(137)	—	(2,741)

Adjustments to net income, Group share

	Exploration	Gas,
For the year ended December 31, 2016	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	498	(19)	—	479
Effect of changes in fair value	—	(3)	—	—	—	(3)
Restructuring charges	(4)	(28)	—	—	—	(32)
Asset impairment charges	(1,867)	(131)	(78)	(18)	(3)	(2,097)
Gains (losses) on disposals of assets	287	5	—	(25)	—	267
Other items	(293)	(237)	(91)	(84)	—	(705)
Total	(1,877)	(394)	329	(146)	(3)	(2,091)